JPMorgan BetaBuilders MSCI US REIT ETF
Schedule of Portfolio Investments as of May 31, 2023
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2023.

JPMorgan BetaBuilders MSCI US REIT ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.6%
Apartments — 18.1%
American Homes 4 Rent, Class A, REIT	241,912	8,292,743
Apartment Income REIT Corp., REIT	114,524	3,972,838
Apartment Investment and Management Co., Class A, REIT	117,672	954,320
AvalonBay Communities, Inc., REIT	106,438	18,518,083
Camden Property Trust, REIT	77,102	8,054,846
Centerspace, REIT	11,794	693,605
Equity LifeStyle Properties, Inc., REIT	134,674	8,507,357
Equity Residential, REIT	273,192	16,610,074
Essex Property Trust, Inc., REIT	49,309	10,653,703
Independence Realty Trust, Inc., REIT	171,507	2,961,926
Invitation Homes, Inc., REIT	465,280	15,763,686
Mid-America Apartment Communities, Inc., REIT	87,900	12,926,574
NexPoint Residential Trust, Inc., REIT	17,967	737,366
Sun Communities, Inc., REIT	94,310	11,942,475
UDR, Inc., REIT	247,920	9,834,986
		130,424,582
Diversified — 18.5%
Alexander & Baldwin, Inc., REIT	56,256	1,030,610
American Assets Trust, Inc., REIT	40,197	765,753
Armada Hoffler Properties, Inc., REIT	53,274	588,145
Broadstone Net Lease, Inc., REIT	132,843	2,082,978
Digital Realty Trust, Inc., REIT (a)	218,731	22,411,178
Elme Communities, REIT	67,765	1,023,929
EPR Properties, REIT	57,509	2,398,700
Equinix, Inc., REIT	70,358	52,455,407
Farmland Partners, Inc., REIT (a)	41,347	469,289
Gaming and Leisure Properties, Inc., REIT	196,125	9,441,458
Gladstone Commercial Corp., REIT	31,939	373,367
Gladstone Land Corp., REIT	26,418	417,669
Global Net Lease, Inc., REIT	80,789	777,190
InvenTrust Properties Corp., REIT	52,184	1,121,434
LXP Industrial Trust, REIT	211,650	2,188,461
Necessity Retail REIT, Inc. (The), REIT	106,088	677,902
One Liberty Properties, Inc., REIT	13,845	277,038
Safehold, Inc., REIT	29,650	765,563
UMH Properties, Inc., REIT	41,539	631,808
VICI Properties, Inc., REIT	732,603	22,659,411
WP Carey, Inc., REIT	158,393	10,986,139
		133,543,429
Health Care — 10.1%
CareTrust REIT, Inc., REIT	74,772	1,450,577
Community Healthcare Trust, Inc., REIT	18,843	618,050
Global Medical REIT, Inc., REIT	49,609	432,590
Healthcare Realty Trust, Inc., REIT	290,291	5,402,316
Healthpeak Properties, Inc., REIT	409,520	8,174,019
LTC Properties, Inc., REIT (a)	31,399	1,008,222
Medical Properties Trust, Inc., REIT (a)	456,945	3,769,805

JPMorgan BetaBuilders MSCI US REIT ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Health Care — continued
National Health Investors, Inc., REIT	33,365	1,738,650
Omega Healthcare Investors, Inc., REIT (a)	178,690	5,326,749
Physicians Realty Trust, REIT	174,916	2,389,353
Sabra Health Care REIT, Inc., REIT	177,347	1,996,927
Universal Health Realty Income Trust, REIT	10,426	455,408
Ventas, Inc., REIT	304,231	13,124,525
Welltower, Inc., REIT	359,384	26,813,640
		72,700,831
Hotels — 3.6%
Apple Hospitality REIT, Inc., REIT	166,477	2,418,911
Chatham Lodging Trust, REIT	37,305	350,294
DiamondRock Hospitality Co., REIT	161,595	1,268,521
Host Hotels & Resorts, Inc., REIT	544,627	9,040,808
Park Hotels & Resorts, Inc., REIT	172,436	2,231,322
Pebblebrook Hotel Trust, REIT (a)	101,344	1,374,225
RLJ Lodging Trust, REIT	125,063	1,285,648
Ryman Hospitality Properties, Inc., REIT	40,043	3,673,144
Service Properties Trust, REIT	128,295	1,053,302
Summit Hotel Properties, Inc., REIT	84,231	551,713
Sunstone Hotel Investors, Inc., REIT	161,881	1,597,765
Xenia Hotels & Resorts, Inc., REIT	88,150	1,026,947
		25,872,600
Industrial — 17.0%
Americold Realty Trust, Inc., REIT	205,417	6,018,718
EastGroup Properties, Inc., REIT	33,237	5,471,143
First Industrial Realty Trust, Inc., REIT	100,806	5,239,896
Indus Realty Trust, Inc., REIT	3,409	227,721
Innovative Industrial Properties, Inc., REIT	21,547	1,424,257
Plymouth Industrial REIT, Inc., REIT	33,528	734,598
Prologis, Inc., REIT	701,713	87,398,354
Rexford Industrial Realty, Inc., REIT	139,819	7,611,746
STAG Industrial, Inc., REIT	136,791	4,760,327
Terreno Realty Corp., REIT	58,142	3,565,849
		122,452,609
Office — 5.5%
Alexandria Real Estate Equities, Inc., REIT	118,643	13,461,235
Boston Properties, Inc., REIT	113,588	5,528,328
Brandywine Realty Trust, REIT	135,872	529,901
Corporate Office Properties Trust, REIT	86,306	1,969,503
Cousins Properties, Inc., REIT (a)	116,092	2,312,553
Douglas Emmett, Inc., REIT (a)	135,404	1,570,686
Easterly Government Properties, Inc., REIT (a)	67,047	930,612
Empire State Realty Trust, Inc., Class A, REIT	107,235	661,640
Equity Commonwealth, REIT	84,174	1,721,358
Highwoods Properties, Inc., REIT	80,907	1,673,157
Hudson Pacific Properties, Inc., REIT (a)	111,509	520,747

JPMorgan BetaBuilders MSCI US REIT ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Office — continued
JBG SMITH Properties, REIT	79,204	1,121,529
Kilroy Realty Corp., REIT	80,673	2,189,465
Office Properties Income Trust, REIT	40,261	291,490
Orion Office REIT, Inc., REIT	46,459	257,847
Paramount Group, Inc., REIT	138,249	600,001
Piedmont Office Realty Trust, Inc., Class A, REIT	96,935	603,905
SL Green Realty Corp., REIT (a)	49,848	1,152,984
Veris Residential, Inc., REIT *	60,103	971,264
Vornado Realty Trust, REIT	125,445	1,701,034
		39,769,239
Regional Malls — 4.1%
CBL & Associates Properties, Inc., REIT (a)	10,588	244,159
Macerich Co. (The), REIT	165,373	1,594,196
Simon Property Group, Inc., REIT	248,679	26,148,597
Tanger Factory Outlet Centers, Inc., REIT (a)	80,386	1,637,463
		29,624,415
Shopping Centers — 5.4%
Acadia Realty Trust, REIT	73,734	948,956
Alexander's, Inc., REIT	1,868	306,651
Brixmor Property Group, Inc., REIT	228,939	4,585,648
Federal Realty Investment Trust, REIT (a)	55,773	4,919,179
Kimco Realty Corp., REIT	471,182	8,660,325
Kite Realty Group Trust, REIT	167,523	3,256,647
NETSTREIT Corp., REIT	42,849	747,715
Phillips Edison & Co., Inc., REIT	89,693	2,601,994
Regency Centers Corp., REIT	117,401	6,606,154
Retail Opportunity Investments Corp., REIT	96,294	1,174,787
RPT Realty, REIT	67,084	625,223
Saul Centers, Inc., REIT	11,506	389,018
SITE Centers Corp., REIT	147,122	1,753,694
Urban Edge Properties, REIT	90,699	1,209,018
Urstadt Biddle Properties, Inc., Class A, REIT	23,910	462,658
Whitestone, REIT	38,069	334,246
		38,581,913
Single Tenant — 6.7%
Agree Realty Corp., REIT	67,625	4,361,136
Essential Properties Realty Trust, Inc., REIT	109,036	2,609,232
Four Corners Property Trust, Inc., REIT	64,553	1,659,012
Getty Realty Corp., REIT	30,793	1,055,276
NNN REIT, Inc., REIT	136,307	5,798,500
Realty Income Corp., REIT	476,976	28,351,453
Spirit Realty Capital, Inc., REIT	106,681	4,166,960
		48,001,569
Storage — 10.6%
CubeSmart, REIT	171,129	7,604,973
Extra Space Storage, Inc., REIT (a)	101,914	14,703,133

JPMorgan BetaBuilders MSCI US REIT ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Storage — continued
Iron Mountain, Inc., REIT	221,319	11,822,861
Life Storage, Inc., REIT	64,750	8,248,502
National Storage Affiliates Trust, REIT	66,147	2,421,641
Public Storage, REIT	112,086	31,753,964
		76,555,074
Total Common Stocks (Cost $908,652,261)		717,526,261
Short-Term Investments — 7.2%
Investment Companies — 0.4%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.06% (b) (c) (Cost $2,799,737)	2,799,737	2,799,737
Investment of Cash Collateral from Securities Loaned — 6.8%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.26% (b) (c)	42,991,022	42,995,321
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.06% (b) (c)	5,859,051	5,859,051
Total Investment of Cash Collateral from Securities Loaned (Cost $48,858,671)		48,854,372
Total Short-Term Investments (Cost $51,658,408)		51,654,109
Total Investments — 106.8% (Cost $960,310,669)		769,180,370
Liabilities in Excess of Other Assets — (6.8)%		(49,052,977)
NET ASSETS — 100.0%		720,127,393

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at May 31, 2023. The total value of securities on loan at May 31, 2023 is $48,032,611.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of May 31, 2023.
Futures contracts outstanding as of May 31, 2023:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
DJ US Real Estate Index	79	06/16/2023	USD	2,510,620	12,928

Abbreviations
USD	United States Dollar

JPMorgan BetaBuilders MSCI US REIT ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of Investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$769,180,370	$—	$—	$769,180,370
Appreciation in Other Financial Instruments
Futures Contracts (a)	$12,928	$—	$—	$12,928

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated

JPMorgan BetaBuilders MSCI US REIT ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended May 31, 2023
Security Description	Value at February 28, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2023	Shares at May 31, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.26% (a) (b)	$20	$73,000,000	$30,000,000	$(400)	$(4,299)	$42,995,321	42,991,022	$274,317	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.06% (a) (b)	3,129,388	42,177,274	39,447,611	—	—	5,859,051	5,859,051	52,996	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.06% (a) (b)	2,659,750	12,489,051	12,349,064	—	—	2,799,737	2,799,737	48,391	—
Total	$5,789,158	$127,666,325	$81,796,675	$(400)	$(4,299)	$51,654,109		$375,704	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2023.